Financial results (Details) - COP ($) $ in Millions	12 Months Ended
	Dec. 31, 2024	Dec. 31, 2023	Dec. 31, 2022
Finance income
Yields and interests	$ 1,627,135	$ 1,884,445	$ 965,952
Results from financial assets	74,498	329,061	178,212
Gain on derivatives valuation	4,931	4,454	18,099
Other financial incomes	41,237	103,009	154,882
Finance income	1,747,801	2,320,969	1,317,145
Financial expenses
Interest	(7,377,086)	(6,923,831)	(5,517,417)
Financial cost of other liabilities	(2,465,600)	(2,196,936)	(2,003,687)
Results from financial assets	(31,391)	(246,155)	(152,355)
Other financial expenses	(445,239)	(1,017,143)	(353,793)
Financial expenses	(10,319,316)	(10,384,065)	(8,027,252)
Foreign exchange gain	51,567	2,397,712	(124,650)
Foreign exchange gain (loss)	51,567	2,397,712	(124,650)
Financial results	(8,519,948)	(5,665,384)	$ (6,834,757)
Interest capitalized in natural resources and property, plant and equipment	$ 809,560	$ 643,964